Submission	Oct. 28, 2026
Submission [Line Items]
Central Index Key	0002041841
Registrant Name	Lord Abbett Private Credit Fund S
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES